Nuveen Strategic Income Fund
Nuveen Strategic Income Fund
Investment Objective
The investment objective of the Fund is to provide investors with total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 68 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-103 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Strategic Income Fund - USD ($)		Class A	Class C	Class R3	Class R6	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	$ 15	$ 15	none	none	$ 15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Strategic Income Fund		Class A	Class C	Class R3	Class R6 [1]	Class I
Management Fees		0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.16%	0.16%	0.16%	0.10%	0.16%
Total Annual Fund Operating Expenses		0.92%	1.67%	1.17%	0.61%	0.67%
Fee Waivers and/or Expense Reimbursements	[2]	(0.10%)	(0.10%)	(0.10%)	(0.11%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.82%	1.57%	1.07%	0.50%	0.57%
[1]	Class R6 represents annualized actual expenses for the period January 20, 2015 (commencement of operations) through June 30, 2015.
[2]	The Fund's investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.59% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example - Nuveen Strategic Income Fund - USD ($)	A	C	R3	R6	I
1 Year	$ 505	$ 160	$ 109	$ 51	$ 58
3 Years	696	517	362	184	204
5 Years	903	898	634	329	363
10 Years	$ 1,499	$ 1,968	$ 1,411	$ 752	$ 825

No Redemption
Expense Example, No Redemption - Nuveen Strategic Income Fund - USD ($)	A	C	R3	R6	I
1 Year	$ 505	$ 160	$ 109	$ 51	$ 58
3 Years	696	517	362	184	204
5 Years	903	898	634	329	363
10 Years	$ 1,499	$ 1,968	$ 1,411	$ 752	$ 825

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in debt securities, including:
  U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities);
  residential and commercial mortgage-backed securities;
  asset-backed securities;
  domestic and foreign corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations;
  fixed and floating rate loans, including senior loans and secured and unsecured junior loans, in an amount not to exceed 20% of the Fund's net assets;
  debt obligations of foreign governments; and
  municipal securities in an amount not to exceed 20% of the Fund's net assets.
The Fund may invest up to 30% of its total assets in non-U.S. dollar denominated debt obligations of foreign corporations and governments, including debt obligations issued by governmental and corporate issuers that are located in emerging market countries. The Fund may invest without limitation in U.S. dollar denominated securities of foreign issuers.

The Fund may invest up to 50% of its total assets in securities rated lower than investment grade or unrated securities of comparable quality as determined by the Fund's sub-adviser (securities commonly referred to as "high yield" securities or "junk" bonds). The Fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of comparable quality as determined by the Fund's sub-adviser. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the Fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the Fund's total assets.

The Fund's sub-adviser makes buy, sell, and hold decisions using a "top-down" approach, which begins with the formulation of the sub-adviser's general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the sub-adviser selects individual securities within these sectors or industries. The sub-adviser also analyzes expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.

To generate additional income, the Fund may invest up to 25% of its total assets in dollar roll transactions. In a dollar roll transaction, the Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Under normal market conditions, the Fund attempts to maintain a weighted average effective maturity for its portfolio securities of fifteen years or less and an average effective duration of three to eight years. The Fund's weighted average effective maturity and average effective duration are measures of how the value of the Fund's shares may react to interest rate changes.

The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; options on foreign currencies; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market. The Fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund's portfolio or for speculative purposes in an effort to increase the Fund's yield or to enhance returns. The Fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The Fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Bond Market Liquidity Risk—Dealer inventories of bonds, which provide an indication of the ability of financial intermediaries to "make markets" in those bonds, are at or near historic lows in relation to market size. This reduction in market making capacity has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Fund invests, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments.

Credit Spread Risk—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund's securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund's portfolio.

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. A derivative transaction also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments.

Dollar Roll Transaction Risk—The use of dollar rolls can increase the volatility of the Fund's share price, and it may have an adverse impact on performance unless the sub-adviser correctly predicts mortgage prepayments and interest rates.

High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as "junk" bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Fund's income could decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund's portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Loan Risk—The lack of an active trading market for certain loans may impair the ability of the Fund to realize full value in the event of the need to sell a loan and may make it difficult to value such loans. Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. As a result of these extended settlement periods, the Fund may be required to sell other investments or temporarily borrow to meet its cash needs, including satisfying redemption requests. The risks associated with unsecured loans, which are not backed by a security interest in any specific collateral, are higher than those for comparable loans that are secured by specific collateral. Interests in loans made to finance highly leveraged companies or transactions such as corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time, and prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Political and Economic Risks—The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Valuation Risk—The debt securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size, but some trades may occur in smaller, "odd lot" sizes, often at lower prices than institutional round lot trades.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	Class A year-to-date total return as of September 30, 2015 was -3.15%. The performance of the other share classes will differ due to their different expense structures.

During the ten-year period ended December 31, 2014, the Fund’s highest and lowest quarterly returns were 22.45% and -8.60%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance is not shown for Class R6 shares, which have not been offered for a full calendar year.
Average Annual Total Returns for the Periods Ended December 31, 2014
Average Annual Total Returns - Nuveen Strategic Income Fund		1 Year	5 Years	10 Years
Class A		0.98%	5.69%	5.53%
Class A | (return after taxes on distributions)		(1.08%)	3.92%	3.64%
Class A | (return after taxes on distributions and sale of Fund shares)		0.58%	3.67%	3.50%
Class C		4.75%	5.79%	5.20%
Class R3		5.17%	6.30%	5.69%
Class I		5.69%	6.85%	6.24%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	5.97%	4.45%	4.71%
Lipper Multi-Sector Income Funds Classification Average (reflects no deduction for taxes or sales loads)	[2]	3.03%	5.94%	5.20%
[1]	An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Multi-Sector Income Funds Classification.